Investment properties	12 Months Ended
Dec. 31, 2017
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Investment properties
14.	Investment properties

	31 December 2017	31 December 2016
Cost
Opening balance	165,472	164,467
Addition	—	1,005
Disposal	(940)	—
Transfer to property, plant and equipment (*)	(64,594)	—

Closing balance	99,938	165,472

Accumulated depreciation
Opening balance	(119,202)	(114,895)
Transfer to property, plant and equipment	22,366	—
Depreciation and impairment charges during the year	(2,337)	(3,530)
Disposal	215	—
Other	—	(777)

Closing balance	(98,958)	(119,202)

Net book amount	980	46,270

(*)	During the year, the Group transferred its building located in Istanbul, Tepebası from investment properties to property, plant and equipment due to the change in purpose of use.

Determination of the fair values of the Group’s investment properties

The Group engages qualified external valuers, authorized by the Capital Markets Board of Turkey, to perform the valuation of investment properties. Management works closely with the qualified external valuers to establish the appropriate valuation techniques and inputs to the model. The fair values of these investment properties were determined using a variety of valuation methods: direct capitalization approach and income capitalization approach, replacement cost approach and market approach. In estimating the fair values of the properties, the highest and best use of the property is its current use.

Rent income from investment properties during the year ended 31 December 2017 is TL 2,821 (31 December 2016: TL 2,317 and 31 December 2015: TL 1,836). Direct operating expenses for investment properties during the year ended 31 December 2017 is TL 22 (31 December 2016: TL 22 and 31 December 2015: TL 126).

The Group’s investment properties and their fair values at 31 December 2017 and 2016 are as follows:

31 December 2017	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Izmir	—	—	52,110	Replacement cost approach
Investment properties in Gebze	—	—	16,690	Income capitalization approach
Investment properties in Ankara	—	—	15,160	Market approach
Investment properties in Istanbul	—	—	13,000	Market approach
Investment properties in Adana	—	—	3,150	Replacement cost approach
Investment properties in Balıkesir	—	—	3,112	Replacement cost approach
Other investment properties	—	—	3,970	Replacement cost approach
Other investment properties	—	—	2,146	Market approach

	—	—	109,338

31 December 2016	Level 1	Level 2	Level 3	Valuation Method
Investment properties in İstanbul:
– Istanbul Tepebasi	—	—	321,835	Direct capitalization approach
– Kucukcekmece	—	—	12,890	Replacement cost approach
Investment properties in Gebze	—	—	12,558	Income capitalization approach
Investment properties in Izmir	—	—	42,315	Replacement cost approach
Other investment properties	—	—	17,419	Market approach
Other investment properties	—	—	8,946	Replacement cost approach
Other investment properties	—	—	2,410	Direct capitalization approach

Total	—	—	418,373

Significant unobservable inputs and sensitivity of fair values of respective investment properties are as follows:

Fair values of the investment properties determined based on the “direct capitalization” approach will increase/(decrease) significantly, when there is a significant decrease/ (increase) in capitalization rate and a significant increase/(decrease) in current market rentals. Capitalization rate is calculated by dividing comparable properties’ annual net operating income by the selling price of the respective properties.

In the “income capitalization” approach, a significant increase/(decrease) in rentals will cause a significant increase/(decrease) in the fair value. In addition, a slight decrease/(increase) in risk premium and discount rate which are calculated by considering the current market conditions will cause a significant increase/(decrease) in the fair value.

In the “replacement cost approach”, a significant increase/(decrease) of construction costs and miscellaneous costs of any similar properties in the market will cause a significant increase/(decrease) in the fair value.

In the “market approach”, a significant increase/(decrease) in the market value of any properties which are located in the similar areas with similar conditions will cause a significant increase/(decrease) in the fair value.